ESTIMATION OF FAIR VALUE - Transfers between level 1, level 2 and level 3 of the fair value hierarchy (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 COP ($)
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 57,600
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	2,826
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Securities issued or secured by Colombian Government | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	2,826
Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Securities issued or secured by foreign Governments
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3 of fair value hierarchy, assets	57,600
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3 of fair value hierarchy, assets	15,395
Financial assets measured at fair value through other comprehensive income, category [member] | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	2,149,975
Financial assets measured at fair value through other comprehensive income, category [member] | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held	52,210
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by Colombian Government | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	1,836,591
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by other Colombian Government entities | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	287,490
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by foreign Governments | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	24,098
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by entities of the non-financial sector entities
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3 of fair value hierarchy, assets	3,955
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by other financial entities
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3 of fair value hierarchy, assets	6,980
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by others [member]
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3 of fair value hierarchy, assets	4,460
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by others [member] | Level two to one
Disclosure of fair value measurement of assets [line items]
Debt instruments held	1,796
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued or secured by others [member] | Level one to two
Disclosure of fair value measurement of assets [line items]
Debt instruments held	$ 52,210